Loans (Details) ¥ in Thousands, $ in Thousands	Nov. 27, 2017	Oct. 31, 2017 CNY (¥)	Aug. 31, 2018 USD ($)	Aug. 31, 2018 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 13, 2017 CNY (¥)	Aug. 31, 2017 CNY (¥)	Feb. 22, 2017 USD ($)	Feb. 22, 2017 CNY (¥)
Debt Instrument [Line Items]
Long-term loan			$ 59,297	¥ 405,000
Long-term loan , current portion			6,589	45,000
Short-term loan								¥ 5,000
Amount drew down			$ 65,886	¥ 450,000
Shanghai OneSmart
Debt Instrument [Line Items]
Amount of refund credit facility		¥ 5,000
Loan facility amount					$ 65,886	¥ 450,000
Term of loan facility agreement	5 years
Amount drew down							¥ 450,000
Shanghai OneSmart | Five-year lending rate of People's Bank of China
Debt Instrument [Line Items]
Reference rate for the variable rate	five-year lending rate of People's Bank of China
Shanghai OneSmart | Unsecured debt
Debt Instrument [Line Items]
Short-term loan									$ 732	¥ 5,000
Percentage of debt instrument interest rate									5.30%	5.30%